SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue, Major Customer [Line Items]
Total revenues	$ 581,264	$ 453,019
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	581,264	453,019
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	293,324	242,075
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	124,902	98,445
United Kingdom | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	62,300	46,865
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	$ 100,738	$ 65,634